Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued expenses [Abstract]
General expenses	$ 149,621	$ 143,409
Purchased services	92,176	91,122
Operating expenses	45,187	42,035
Taxes payable	11,018	1,492
Salaries and wages	1,404	1,678
Other	58,117	62,182
Accounts payable and accrued expenses	$ 357,523	$ 341,918